Horace Mann Life Insurance Company

Horace Mann Life Insurance Company Qualified Group Annuity Separate Account

Supplement dated July 31, 2019

To the Prospectus dated May 1, 2019, for

Qualified Variable Deferred Group Annuity Contract

Retirement Protector

This supplement updates certain information contained in the prospectuses for the variable annuity contracts listed above (each a “Contract”). You should read this supplement carefully and keep it with your Contract prospectus for future reference. You may obtain an additional copy of your Contract prospectus by writing to 1 Horace Mann Plaza, Springfield, IL 62715, or view your Contract prospectus by going to our Website at horacemann.com and clicking on “Financial Services,” “Annuities.” All capitalized terms used in this supplement have the same meaning as provided in your Contract prospectus.

This supplement provides you with updated information relating to changes being made to certain Underlying Funds available as investment options under the Contracts.

The following change is made to the list of Underlying Funds on page 1 of the prospectus.

The following funds listed under the style category “Corporate Bond” should be listed instead as “Intermediate-Term Bond”:

•	T Rowe Price New Income Fund— Investor Class

•	Vanguard® Total Bond Market Index Admiral Shares

•	Fidelity® VIP Investment Grade Bond Portfolio SC 2

The following fund listed under the style category “Corporate Bond” should be listed instead as “Inflation Protected Bond“:

•	Vanguard® Short-Term Inflation-Protected Securities

The following change is made to the list of Underlying Funds in the “Summary, What are my investment choices?” section of the prospectus.

The following funds listed under the style category “Corporate Bond” should be listed instead as “Intermediate-Term Bond”:

•	T Rowe Price New Income Fund— Investor Class
•	Vanguard® Total Bond Market Index Admiral Shares
•	Fidelity® VIP Investment Grade Bond Portfolio SC 2

The following fund listed under the style category “Corporate Bond” should be listed instead as “Inflation Protected Bond“:

•	Vanguard® Short-Term Inflation-Protected Securities

The following change is made to the table of Underlying Funds in the “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and the Underlying Funds – The Underlying Funds” section of the prospectus.

The “Investment Type” of the following funds has been listed as “Corporate Bond” and should be listed instead as “Intermediate-Term Bond”:

•	T Rowe Price New Income Fund— Investor Class
•	Vanguard® Total Bond Market Index Admiral Shares
•	Fidelity® VIP Investment Grade Bond Portfolio SC 2

The “Investment Type” of the following fund has been listed as “Corporate Bond” and should be listed instead as “Inflation Protected Bond“:

•	Vanguard® Short-Term Inflation-Protected Securities

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If you have any questions regarding this Supplement, please contact your registered representative or Our Home Office at 800-999-1030.